                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number      811-07340
                                    --------------------------------------------

                                J.P. Morgan Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              522 Fifth Avenue, New York,                        NY 10036
--------------------------------------------------------------------------------
         (Address of principal executive offices)       (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   -----------------------------

Date of fiscal year end:   August 31, 2004
                         -------------------------------------------------------

Date of reporting period:  November 30, 2004
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                   JPMORGAN FLEMING EMERGING MARKETS DEBT FUND

                 SCHEDULE OF INVESTMENTS AS OF NOVEMBER 30, 2004

                                   (UNAUDITED)

          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C) JPMorgan Chase & Co., 2004.

JPMORGAN FLEMING EMERGING MARKETS DEBT FUND
PORTFOLIO OF INVESTMENTS

As of November 30, 2004 (unaudited)
(Amounts in thousands)

  PRINCIPAL
  AMOUNT ~       ISSUER                                                         VALUE
-----------------------------------------------------------------------------------------
             LONG - TERM INVESTMENTS - 96.4%
                 U.S. TREASURY SECURITIES -- 4.8%
                 U.S. Treasury Notes & Bonds,
$         135      6.88%, 05/15/06 @ +                                      $         143
          500      4.25%, 11/15/14                                                    496
        1,000      5.38%, 02/15/31                                                  1,052

                                                                            -------------
                                                                                    1,691

                 ------------------------------------------------------------------------
                 Total U.S. Treasury Securities                                     1,691
                 (Cost $1,699)
                 ------------------------------------------------------------------------

                 FOREIGN GOVERNMENT SECURITIES -- 83.7%
                 ARGENTINA -- 4.8%
        2,140    Republic of Argentina, 1.98%, 08/03/12,                            1,707
                 FRN
                 BRAZIL -- 22.8%
          300    Banco Nacional de Desenvolvimiento Economico e                       311
                 Social, 9.62%, 06/16/08, Regulation S, FRN
                 Federal Republic of Brazil,
          350      7.72%, 06/29/09, FRN                                               396
          700      11.00%, 01/11/12                                                   816
          830      3.13%, 04/15/12, FRN                                               775
          210      10.25%, 06/17/13                                                   238
        3,337      8.00%, 04/15/14                                                  3,353
          350      12.75%, 01/15/20                                                   453
           50      10.13%, 05/15/27                                                    55
        1,440      11.00%, 08/17/40                                                 1,657

                                                                            -------------
                                                                                    8,054
                 COLOMBIA -- 3.9%
                 Republic of Colombia,
          130      9.75%, 04/23/09, Ser. NOV                                          149
COP 1,465,000      11.75%, 03/01/10                                                   597
          406      9.75%, 04/09/11                                                    467
          170      8.25%, 12/22/14                                                    173

                                                                            -------------
                                                                                    1,386
                 DOMINICAN REPUBLIC -- 1.0%
          367    Dominican Republic, 9.50%,                                           347
                 09/27/06, Regulation S
                 ECUADOR -- 1.5%
                 Republic of Ecuador,
           69      12.00%, 11/15/12, Regulation S                                      70
          520      8.00%, 08/15/30, Regulation S, SUB                                 446

                                                                            -------------
                                                                                      516
                 EL SALVADOR -- 1.2%
                 Republic of El Salvador,
          285      8.25%, 04/10/32, # +                                               290
          120      7.63%, 09/21/34, #                                                 124

                                                                            -------------
                                                                                      414
                 MEXICO -- 4.7%
                 United Mexican States,

MXN    10,000      8.00%, 12/19/13                                                    800
          430      8.13%, 12/30/19                                                    491
          200      8.30%, 08/15/31, MTN                                               227
          143      7.50%, 04/08/33, Ser. A, MTN                                       149

                                                                            -------------
                                                                                    1,667
                 PANAMA -- 1.1%
                 Republic of Panama,
           20      10.75%, 05/15/20                                                    25
          345      9.38%, 01/16/23                                                    381

                                                                            -------------
                                                                                      406
                 PERU -- 2.8%
                 Republic of Peru,
          830      4.50%, 03/07/17, FRN                                               752
          255      5.00%, 03/07/17, FRN                                               240

                                                                            -------------
                                                                                      992
                 PHILIPPINES -- 0.8%
                 Republic of Philippines,
           83      9.88%, 03/16/10                                                     90
          209      8.38%, 02/15/11                                                    208

                                                                            -------------
                                                                                      298
                 RUSSIA -- 16.3%
                 Russian Federation,
          910      11.00%, 07/24/18, Regulation S                                   1,229
          250      12.75%, 06/24/28, Regulation S                                     395
        3,118      5.00%, 03/31/30, SUB, #                                          3,093
        1,055      5.00%, 03/31/30, Regulation S, SUB                               1,047

                                                                            -------------
                                                                                    5,764
                 TRINIDAD/TOBAGO -- 0.6%
          155    Republic of Trinidad & Tobago,                                       209
                 9.75%, 07/01/20, Regulation S
                 TURKEY -- 4.6%
                 Republic of Turkey,
          373      11.50%, 01/23/12                                                   469
          765      11.00%, 01/14/13                                                   949
          175      9.50%, 01/15/14                                                    202

                                                                            -------------
                                                                                    1,620
                 UKRAINE -- 4.8%
                 Republic of Ukraine,
          128      11.00%, 03/15/07, Regulation S                                     134
          355      6.88%, 03/04/11, #                                                 347
          175      6.88%, 03/04/11, Regulation S                                      171
          700      7.65%, 06/11/13, #                                                 705
          320      7.65%, 06/11/13, Regulation S                                      322

                                                                            -------------
                                                                                    1,679
                 URUGUAY -- 2.8%
UYU    24,500    Republic of Uruguay, 17.75%, 02/04/06                                995
                 VENEZUELA -- 10.0%
                 Republic of Venezuela,
          125      5.38%, 08/07/10                                                    117
          500      10.75%, 09/19/13                                                   593
          206      10.75%, 09/19/13                                                   244
          644      10.75%, 09/19/13                                                   763
          340      8.50%, 10/08/14                                                    354
          400      7.00%, 12/01/18, Regulation S                                      358
        1,070      9.25%, 09/15/27                                                  1,113

                                                                            -------------
                                                                                    3,542

                 ------------------------------------------------------------------------
                 Total Foreign Government Securities                               29,596
                 (Cost $24,921)
                 ------------------------------------------------------------------------

                 CORPORATE NOTES & BONDS -- 7.9%
                 BRAZIL -- 1.1%
          380    Trikem SA, 10.63%, 07/24/07, # +                                     399
                 CAYMAN ISLANDS -- 1.5%
          500    CSN Islands VIII Corp., 10.00%,                                      538
                 01/15/15, #
                 GERMANY -- 2.2%
          650    OAO Gazprom, 9.63%, 03/01/13, #                                      749
                 LUXEMBOURG -- 1.3%
          440    Gazprom International SA, 7.20%,                                     459
                 02/01/20, #
                 MEXICO -- 1.8%
          240    Pemex Project Funding Master Trust,                                  262
                 7.38%, 12/15/14
          330    Petroleos Mexicanos, 8.63%, 12/01/23,                                370
                 Regulation S
                                                                            -------------
                                                                                      632

                 ------------------------------------------------------------------------
                 Total Corporate Notes & Bonds                                      2,777
                 (Cost $2,687)
                 ------------------------------------------------------------------------

                 WARRANTS -- 0.0%
                 NIGERIA -- 0.0%
            1    Central Bank of Nigeria, expires 11/15/20                              0
                 *
                 SINGAPORE -- 0.0%
            0^^  Asia Pulp & Paper Co., LTD, ADR, expires 3/15/05,                      0
                 # *
                 VENEZUELA -- 0.0%
            1    Republic of Venezuela (Oil Obligation),                                0
                 expires 4/15/20 *

                 ------------------------------------------------------------------------
                 Total Warrants                                                         0
                 (Cost $0)
                 ------------------------------------------------------------------------

                 TOTAL INVESTMENTS -- 96.4%                                 $      34,064
                 (COST $29,307)
                 OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.6%                      1,264

-----------------------------------------------------------------------------------------
                 NET ASSETS -- 100.0%                                       $      35,328
-----------------------------------------------------------------------------------------

                 Percentages indicated are based on net assets of $35,328.

The following represents the allocations by industry for common stocks and other investments based on net assets:

INDUSTRY                                                         PERCENTAGE
---------------------------------------------------------------------------
Foreign Government Securities                                      83.8%
U.S. Treasury Securities                                            4.8
Oil & Gas                                                           4.5
Steel                                                               1.5
Chemicals                                                           1.1
Financial Services                                                  0.7
--------------------------------------------------------------------------
Total                                                              96.4%
---------------------------------------------------------------------------

FUTURES CONTRACTS
(AMOUNTS IN THOUSANDS, EXCEPT NUMBER OF CONTRACTS)

                                                                            NOTIONAL      UNREALIZED
   NUMBER                                                                   VALUE AT     APPRECIATION
     OF                                                 EXPIRATION          11/30/04    (DEPRECIATION)
  CONTRACTS  DESCRIPTION                                   DATE              (USD)           (USD)
------------------------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING

             SHORT FUTURES OUTSTANDING
     (1)     10 Year Treasury Notes                     March, 2005         $   (111)   $     (-) ^^
     (3)     Treasury Bonds                             March, 2005             (330)          5

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at November 30, 2004 are as follows (in thousands):

                       GROSS                     GROSS           NET UNREALIZED
  AGGREGATE          UNREALIZED                UNREALIZED         APPRECIATION
    COST            APPRECIATION              DEPRECIATION       (DEPRECIATION)
--------------------------------------------------------------------------------
$      29,307      $        4,799             $        (42)     $          4,757

Abbreviations
*             - Non - income producing security.
#             - All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
~             - Denominated in United States Dollars unless otherwise noted.
^^            - Amount rounds to less than one thousand.
+             - All or a portion of this security is segregated with the custodian for futures contracts, TBA, when issued, delayed delivery securities or swaps.
@             - Security is fully or partially segregated with brokers as intitial margin for futures contracts.
ADR           - American Depository Receipt.
FRN           - Floating Rate Note. The rate shown is the rate in effect as of
                November 30, 2004.
MTN           - Medium Term Note.
Regulation S  - Securities registered under the Securities Act of 1933.
Ser.          - Series.
SUB           - Step-up Bond. The rate shown is the rate in effect as of
                November 30, 2004.
COP           - Colombian Peso
MXN           - Mexican New Peso
USD           - United States Dollar
UYU           - Uruguay Peso

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S AUGUST 31, 2004 ANNUAL REPORT.


          THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

          JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

          J.P. Morgan Fund Distributors, Inc.

          (C) JPMorgan Chase & Co., 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        J.P. Morgan Funds
            --------------------------------------------------------------------

By (Signature and Title)            /s/ Stephanie J. Dorsey
                        --------------------------------------------------------
                                    Stephanie J. Dorsey, Treasurer

Date              January 14, 2005
    -----------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Stephanie J. Dorsey
                        --------------------------------------------------------
                                    Stephanie J. Dorsey, Treasurer

Date              January 14, 2005
    -----------------------------------------------------------------

By (Signature and Title)            /s/ George C.W. Gatch
                        --------------------------------------------------------
                                    George C.W. Gatch, President

Date              January 24, 2005
    -----------------------------------------------------------------